Fresh Start Reporting - Reorganization items, net (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended
	Jan. 31, 2021	Aug. 31, 2020	Aug. 27, 2020
Gain on settlement of Liabilities Subject to Compromise	$ 3,339,191		$ 3,339,191
Impact of fresh-start adjustments	34,922		34,922
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date			(5,032)
Write-off of pre-petition debt and DIP issuance costs			(9,461)
Professional success fees paid upon Effective Date			(21,399)
Professional fees and other bankruptcy related costs			(13,076)
Gain on Deconsolidation of Canadian subsidiary			4,100
Reorganization items, net		$ (3,329,245)	3,329,245
Cash payment for reorganization items, net	$ 784		$ 42,916